Segments information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Disaggregated information of revenues

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Sewage treatment systems	$28,417,150	$32,267,593	$26,552,481
Sewage treatment services and others	1,348,055	1,942,326	2,296,881
Total revenues	29,765,205	34,209,919	28,849,362

Sewage treatment systems	17,779,226	21,630,216	17,170,669
Sewage treatment services and others	739,502	1,194,817	1,425,538
Total cost of revenues	18,518,728	22,825,033	18,596,207

Total gross profit	11,246,477	11,384,886	10,253,155

Less:
Selling expense	108,637	106,147	164,583
Depreciation expense	148,280	165,683	207,980
Salary expense	255,049	991,037	1,158,607
Rent	124,753	214,701	292,215
Professional fee	1,296,218	679,438	1,049,378
Other general and administrative expense	340,157	623,660	442,332
Research and development expense	61,786	80,948	112,668
Stock-based compensation	454,250	—
Provision for (recovery from) credit loss, net	6,459,240	(88,221)	471,454
Other income (expense), net	129,782	183,559	(41,814)
Income before income taxes	1,868,325	8,427,934	6,395,752
Income taxes expenses	462,043	1,403,880	1,152,963
Net income	$1,406,282	$7,024,054	$5,242,789